Document and Entity Information		12 Months Ended
	Feb. 08, 2022	Dec. 31, 2021
Document and Entity Information [Abstract]
Document Period End Date	Feb. 08, 2022
Entity Registrant Name	DHI Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Address, Postal Zip Code	80111
City Area Code	212
Local Phone Number	448-6605
Entity Address, City or Town	Centennial
Entity Address, Address Line Two	Suite 400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		DHX
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity File Number	001-33584
Entity Tax Identification Number	20-3179218
Entity Address, Address Line One	6465 South Greenwood Plaza
Entity Central Index Key	0001393883
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Address, State or Province	CO
Document Type	8-K